Long-term debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Oct. 11, 2011	Jul. 02, 2011
2014	$ 4,274
2015	4,662
2016	4,856
2017	2,428
2018	0
Long-term Debt	$ 16,220	$ 667	$ 40,700